Revenue from contracts with customers (Details) - Schedule of corporation’s income is derived principally S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2022 USD ($)
Schedule Of Corporation SIncome Is Derived Principally Abstract
Construction activities	S/ 2,451,067	S/ 2,467,477	S/ 1,854,819	$ 3,660,585
Services rendered	1,104,900	1,094,439	936,485
Sale of real estate and goods	849,157	579,482	394,249
Revenue from contracts with customers	S/ 4,405,124	S/ 4,141,398	S/ 3,185,553